Fund Name	Ticker Symbol (Exchange)

Simplify Chinese Commodities Strategy No K-1 ETF	CCOM (NYSE Arca, Inc.)

a series (the “Fund”) of Simplified Exchange Traded Funds (the “Trust”)

Supplement dated August 31, 2026, to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) dated January 9, 2026, as previously supplemented on August 11, 2026

Effective immediately, Altis Partners (Jersey) Limited has concluded its services to the Fund as the Commodity Futures Adviser. Therefore, all references to Altis Partners (Jersey) Limited should be disregarded in the Fund’s Prospectus, Summary Prospectus and SAI. Simplify Asset Management, Inc. will continue to serve as the Fund’s adviser and will continue to manage the Fund in accordance with its current strategy using its proprietary models.

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This Supplement and the Summary Prospectus, Prospectus and SAI dated January 9, 2026, as supplemented from time to time, provide relevant information for all shareholders and should be retained for future reference. Each of the Summary Prospectus, Prospectus and the SAI have been filed with the Securities and Exchange Commission and are incorporated by reference and can be obtained without charge by calling the Fund at (855) 722-8488.